Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 9,875	$ 11,113	$ 10,646	$ 13,242	$ 12,890	$ 16,291	$ 12,167	$ 13,434	$ 13,506	$ 14,897
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	10,271	11,486	10,930	13,509	13,063	16,403	12,171	13,353	13,337	$ 14,613
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	103,754	117,192	112,636	140,544	137,232	173,938	130,306	144,286	145,483	$ 160,926
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	10,325	11,602	11,098	13,784	13,396	16,906	12,609	13,901	13,954	$ 15,363
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	10,375	11,720	11,267	14,064	13,736	17,421	13,059	14,468	14,596	$ 16,154
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	10,406	11,485	10,838	13,212	12,018	15,153	11,352	12,450	12,566	$ 13,770
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	10,406	11,485	10,838	13,212	12,018	15,153	11,352	12,450	12,566	$ 13,770
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	100,000	104,064	114,846	108,375	132,120	120,177	151,535	113,517	124,498	125,664	$ 137,697
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	10,406	11,485	10,838	13,212	12,018	15,153	11,352	12,450	12,566	$ 13,770
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Index - net1
Accumulated Value	10,000	10,406	11,485	10,838	13,212	12,018	15,153	11,352	12,450	12,566	$ 13,770
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	107,511	131,593	120,129	153,369	177,759	216,541	177,257	219,421	260,389	$ 315,316
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	$ 31,532
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	$ 10,000	$ 10,751	$ 13,159	$ 12,013	$ 15,337	$ 17,776	$ 21,654	$ 17,726	$ 21,942	$ 26,039	$ 31,532